Common Stock	6 Months Ended
Jun. 30, 2022
Common Stock
Common Stock

13. Common Stock

The Company has an unlimited number of common shares authorized with a par value of $0.00001 CAD per share. As at June 30, 2022, 369,674,974 common shares were issued and outstanding (December 31, 2021 - 185,169,792).

For the six months ended June 30, 2022

On March 15, 2022, the Company issued 40,308,037 units at $0.165 CAD per unit for gross proceeds of $6,650,826 CAD ($5,189,773 USD) pursuant to the closing of a non-brokered private placement. Each unit comprises one common share and one half of one share purchase warrant. Each whole warrant entitles the holder to purchase one common share for $0.45 CAD for two years from the date of the closing of the offering. As the fair value of the common shares on the same date exceeded the issuance price, no residual value was assigned to the warrants. Cash finder’s fee of $291,895 CAD ($229,427 USD) were paid and 1,551,419 finder’s warrants were issued with a fair value of $236,032 CAD ($184,181 USD). The finder’s warrants have the same terms as the warrants attached to the units.

TRILLION ENERGY INTERNATIONAL INC.

Notes to the Consolidated Interim Financial Statements

For the six months ended June 30, 2022 and 2021

(Expressed in U.S. dollars)

(Unaudited)

13. Common Stock (continued)

On March 16, 2022, the Company issued 6,060,606 units at $0.165 CAD per unit for gross proceeds of $1,000,000 CAD ($785,678 USD) pursuant to the closing of a non-brokered private placement. Each unit comprises one common share and one half of one share purchase warrant. Each whole warrant entitles the holder to purchase one common share for $0.45 CAD for two years from the date of the closing of the offering. As the fair value of the common shares on the same date exceeded the issuance price, no residual value was assigned to the warrants. Cash finder’s fee of $60,035 CAD ($47,168 USD) were paid and 363,636 finder’s warrants were issued with a fair value of $65,624 CAD ($51,559 USD). The finder’s warrants have the same terms as the warrants attached to the units.

On March 17, 2022, the Company closed a non-brokered private placement financing, by issuing 2,000,000 units at $0.165 CAD per unit for proceeds of $330,000 CAD ($260,681 USD). Each unit comprises one common share and one half of one share purchase warrant. Each whole warrant entitles the holder to purchase one common share for $0.45 CAD for two years from the date of the closing of the offering.

In concurrence with the non-brokered private placement on March 17, 2022, the Company:

●	issued 700,000 shares, 50,000 of which relate to the vesting of restricted stock units granted in 2021 and 650,000 relating to the granting and vesting of restricted stock units during the period ended June 30, 2022. The value of the restricted stock units granted during the period ended June 30, 2022 is $107,250 CAD ($92,171 USD). $7,450 of the share-based compensation was recorded in the prior year. The share-based compensation for the six months ended June 30, 2022 totaled $84,721;
●	issued 909,090 units for prepaid services valued at $150,000 CAD ($118,491 USD). During the six months ended June 30, 2022, $125,000 ($98,820 USD) was expensed and included in investor relations on the consolidated statement of loss and comprehensive loss. As at June 30, 2022, $25,000 CAD (approximately $19,393) was included in prepaid expenses and deposits on the consolidated statement of financial position; and
●	issued 3,000,000 units at a fair value of $0.165 CAD per unit for debt settlement of $472,001 CAD ($391,021 USD) with no loss or gain recognized.

On March 18, 2022, the Company issued 19,175,898 units at $0.165 CAD per unit for gross proceeds of $3,164,023 CAD ($2,508,197 USD) pursuant to the closing of a non-brokered private placement. Each unit comprises one common share and one half of one share purchase warrant. Each whole warrant entitles the holder to purchase one common share for $0.45 CAD for two years from the date of the closing of the offering. As the fair value of the common shares on the same date exceeded the issuance price, no residual value was assigned to the warrants. Cash finder’s fee of $154,397 CAD ($122,406 USD) was paid and 1,026,174 finder’s warrants were issued with a fair value of $156,587 CAD ($124,130 USD). The finder’s warrants have the same terms as the warrants attached to the units.

On March 24, 2022, the Company issued 34,513,400 units at $0.165 CAD per unit for gross proceeds of $5,694,761 CAD ($4,535,347 USD) pursuant to the closing of a non-brokered private placement. Each unit comprises one common shares and one half of one share purchase warrant. Each whole warrant entitles the holder to purchase one common share for $0.45 CAD for two years from the date of the closing of the offering. As the fair value of the common shares on the same date exceeded the issuance price, no residual value was assigned to the warrants. Cash finder’s fee of $844,208 CAD ($672,339 USD) was paid and 4,212,554 finder’s warrants were issued with a fair value of $724,670 CAD ($578,137 USD). The finder’s warrants have the same terms as the warrants attached to the units.

TRILLION ENERGY INTERNATIONAL INC.

Notes to the Consolidated Interim Financial Statements

For the six months ended June 30, 2022 and 2021

(Expressed in U.S. dollars)

(Unaudited)

13. Common Stock (continued)

On March 28, 2022, the Company issued 4,600,000 units at $0.165 CAD per unit for gross proceeds of $759,000 CAD ($606,548 USD) pursuant to the closing of a non brokered private placement. Each unit comprises one common shares and one half of one share purchase warrant. Each whole warrant entitles the holder to purchase one common share for $0.45 CAD for two years from the date of the closing of the offering. As the fair value of the common shares on the same date exceeded the issuance price, no residual value was assigned to the warrants. Cash finder’s fee of $46,960 CAD ($37,529 USD) were paid and 353,000 finder’s warrants were issued with a fair value of $72,287 CAD ($57,768 USD). The finder’s warrants have the same terms as the warrants attached to the units.

On March 1, 2022, the Company entered into a consulting agreement with a third party. Pursuant to the consulting agreement, the Company would issue 200,000 common shares for the consulting services received in March 2022. As at June 30, 2022, the common shares have not been issued and the fair value of $51,208 was recorded in obligation to issue shares. The amount of $51,208 was expensed and included in consulting services on the consolidated statement of loss and comprehensive loss for the six months ended June 30, 2022.

On April 8, 2022, the Company issued 196,250 common shares for the exercise of 196,250 warrants at $0.10 CAD (approximately US$0.08) for cash proceeds of $19,625 CAD (US$15,794). As a result, $24,736 was transferred from warrant reserves to common stock and share premium.

On April 8, 2022, the Company issued 50,000 common shares for the exercise of 50,000 options at $0.10 CAD (approximately US$0.08) for cash proceeds of $5,000 CAD (US$3,973). As a result, $3,695 was transferred from option reserves to common stock and share premium.

On May 26, 2022, the Company issued 100,000 common shares for the exercise of 100,000 warrants at $0.10 CAD (approximately US$0.08) for cash proceeds of $10,000 CAD (US$7,810). As a result, $12,604 was transferred from warrant reserves to common stock and share premium.

On May 26, 2022, the Company issued 70,000 common shares for the exercise of 70,000 options at $0.10 CAD (approximately US$0.08) for cash proceeds of $7,000 CAD (US$5,467). As a result, $5,173 was transferred from option reserves to common stock and share premium.

On June 3, 2022, the Company issued 100,000 common shares for the exercise of 100,000 warrants at $0.10 CAD (approximately US$0.08) for cash proceeds of $10,000 CAD (US$7,952). As a result, $12,604 was transferred from warrant reserves to common stock and share premium.

On June 14, 2022, the Company issued 55,000 common shares for the exercise of 55,000 warrants at $0.10 CAD (approximately US$0.08) for cash proceeds of $5,500 CAD (US$4,257). As a result, $6,932 was transferred from warrant reserves to common stock and share premium.

On June 14, 2022, the Company issued 130,000 common shares for the exercise of 100,000 options at $0.10 CAD (approximately US$0.08) for cash proceeds of $13,000 CAD (US$10,130). 30,000 Common shares were issued in error. As a result, $2,338 was recorded in shares to be cancelled, and $7,389 was transferred from option reserves to common stock and share premium.

On June 29, 2022, the Company completed a short form prospectus, issuing 72,536,900 units of the Company at a price of $0.31 CAD (approximately US$0.24) per unit for aggregate gross proceeds of up to $22,486,439 CAD (approximately US$17,408,856). Each unit consists of one common share of the Company and one half of one common share purchase warrant. Each warrant will be exercisable to purchase one common share of the Company at an exercise price of $0.50 CAD (approximately USD$0.39) until June 29, 2025. A value of $0.04 CAD was allocated to each warrant based on the residual method.

TRILLION ENERGY INTERNATIONAL INC.

Notes to the Consolidated Interim Financial Statements

For the six months ended June 30, 2022 and 2021

(Expressed in U.S. dollars)

(Unaudited)

13. Common Stock (continued)

Cash finder’s fee of $1,994,906 CAD ($1,549,196 USD) were paid and 4,251,440 finder’s warrants were issued with a fair value of $1,014,290 CAD ($787,785 USD). The finder’s warrants are exercisable to purchase one common shares of the Company at an exercise price of $0.31 CAD (approximately USD$0.24) until June 29, 2025.

For the six months ended June 30, 2021

On March 8, 2021, the Company closed a non-brokered private placement financing for aggregate gross proceeds of $481,350 CAD (approximately US$400,792) (the “March Offering”). Under the March Offering, the Company issued an aggregate of 8,015,832 units, at a price of $0.06 CAD per unit (approximately US$0.05 per unit). Each unit was comprised of one Common Share and one-half of one share purchase warrant. Each warrant entitles the holder to purchase one Common Share at a price of $0.10 CAD (approximately $0.08) for a period of 30 months from the closing date.

On March 8, 2021, the Company settled a total of $265,000 CAD (US$220,833) in outstanding debt through the issuance to a creditor of 4,416,667 units, at a price of $0.06 CAD (US$0.05) per unit. Each unit issued in the Debt Settlement consists of one Common Share and one warrant under the same terms as the March Offering.

On March 8, 2021, the Company closed a private placement for aggregate proceeds of $235,808 (the “US Private Placement”). Under the US Private Placement, the corporation issued an aggregate of 4,716,160 units at a price of $0.05 per unit. Each unit was comprised of one Common Share and one-half of one share purchase warrant. Each warrant entitles the holder to purchase one Common Share at a price of $0.08 for a period of 30 months from the closing date.

On March 8, 2021, convertible debt in the principal amount of $112,500 CAD (US$89,198) was converted to 1,500,000 units at $0.075 CAD per unit (approximately US$0.06). Each unit issued consists of one Common Share and one warrant. Each warrant entitles the holder to purchase one Common Share at a price of US$0.10 for a period of 24 months from the closing date.

On March 30, 2021, convertible debt in the principal amount of $37,500 CAD (US$29,528) and accrued interest of $12,000 CAD (US$9,478) was converted to 660,000 units at $0.075 CAD per unit (approximately US$0.06). Each unit issued consists of one Common Share and one warrant. Each warrant entitles the holder to purchase one Common Share at a price of US$0.10 for a period of 24 months from the closing date.

On March 30, 2021, the Company granted 150,000 restricted share units which vested immediately. In connection with the grant, 150,000 Common Shares with a fair value of $36,900 were issued.

On March 30, 2021, the Company issued 3,304,600 Common Shares for the exercise of warrants at $0.10 for gross proceeds of $330,460.

On March 30, 2021, the Company issued 150,000 Common Shares for the exercise of options at $0.18 for gross proceeds of $27,358. In addition, the Company also issued 600,000 Common Shares for the exercise of options. In lieu of cash, the Company settled $109,427 of outstanding debt.

On March 30, 2021, the Company issued 400,000 Common Shares for the exercise of 400,000 warrants at $0.12 CAD (approximately US$0.10), with a fair value of $98,400 to settle long-term notes payable in the amount of $38,062. The Company recognized the loss on settlement of debt of $60,338.

TRILLION ENERGY INTERNATIONAL INC.

Notes to the Consolidated Interim Financial Statements

For the six months ended June 30, 2022 and 2021

(Expressed in U.S. dollars)

(Unaudited)

13. Common Stock (continued)

On March 30, 2021, the Company issued 1,684,428 Common Shares with a fair value of $396,108 for services provided.

On March 30, 2021, the Company issued 190,000 Common Shares with a fair value of $41,608 to settle debt of $8,602. A loss of $33,006 was recognized pursuant to the issuance.

On April 16, 2021, the Company issued 1,000,000 Common Shares for the exercise of 1,000,000 warrants at $0.12 CAD (approximately US$0.10). In lieu of cash, debt in the amount of $120,000 CAD (US$95,959) was settled.

On April 16, 2021, the Company issued 600,000 Common Shares with a fair value of $188,729 for services provided.

On April 16, 2021, the Company issued 75,000 Common Shares with a fair value of $23,989 to settle accounts payable in the same amount.

On April 16, 2021, the Company issued 150,000 Common Shares with a fair value of $43,549 to settle debt in the amount of $7,908. A loss of $36,451 was recognized pursuant to the issuance.

On April 28, 2021, the Company issued 1,360,200 Common Shares at $0.12 CAD (approximately US$0.10) per share for gross proceeds of $169,776 CAD (US$135,670) relating to the exercise of 1,360,200 warrants.

On April 28, 2021, the Company issued 30,000 Common Shares at $0.10 CAD (approximately US$0.08) per share for gross proceeds of $3,000 CAD (US$2,403) relating to the exercise of 30,000 options.

On April 28, 2021, the Company issued 346,163 Common Shares with a fair value of $85,739 for services provided.

On June 28, 2021, the Company issued 135,000 Common Shares for the exercise of 145,000 warrants at prices ranging from $0.10 CAD - $0.12 CAD (approximately US$0.08 – US$0.10) for gross proceeds of $16,500 CAD (US$12,438). On September 8, 2021, the remaining 10,000 common shares were issued.

On June 28, 2021, the Company issued 150,000 Common Shares with a fair value of $36,939 to settle accounts payable in the same amount.

On June 28, 2021, the Company issued 25,000 Common Shares with a fair value of $5,210 to settle debt in the amount of $1,101. A loss of $4,107 was recognized pursuant to the issuance.

On June 28, 2021, the Company issued 50,000 Common Shares at $0.30 CAD (approximately US$0.24) per share for gross proceeds of $15,000 CAD (US$12,151).